Capital Stock and Stock-Based Compensation	6 Months Ended
Jun. 30, 2020
Equity [Abstract]
Capital Stock and Stock-Based Compensation
Capital Stock and Equity-Based Compensation
The authorized capital stock of the Company at June 30, 2020 was 100.0 million shares of Preferred Stock (December 31, 2019 - 100.0 million shares), with a par value of $0.01 per share (December 31, 2019 - $0.01 per share), 485.0 million shares of Class A common stock (December 31, 2019 - 485.0 million shares), with a par value of $0.01 per share (December 31, 2019 - $0.01 per share), and 100.0 million shares of Class B common stock (December 31, 2019 - 100.0 million shares), with a par value of $0.01 per share (December 31, 2019 - $0.01 per share). A share of Class A common stock entitles the holder to one vote per share while a share of Class B common stock entitles the holder to five votes per share, subject to a 49% aggregate Class B common stock voting power maximum. As of June 30, 2020, the Company had 29.1 million shares of Class A common stock (December 31, 2019 – 29.0 million), 4.6 million shares of Class B common stock (December 31, 2019 – 4.6 million) and no shares of preferred stock (December 31, 2019 – nil) issued and outstanding.
During the three and six months ended June 30, 2020, the Company recorded $0.6 million and $0.9 million (2019 - $0.2 million and $0.6 million), respectively, of expenses related to the restricted stock units and stock options in general and administrative expenses. During the six months ended June 30, 2020, a total of 78.3 thousand restricted stock units (2019 - 53.8 thousand) with a market value of $1.3 million (2019 - $0.5 million) vested and were paid to the grantees by issuing 44.8 thousand shares (2019 - 34.1 thousand shares) of Class A common stock, net of withholding taxes.